Document and Entity Information	0 Months Ended
Aug. 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2013
Registrant Name	Short-Term Bond Fund of America
Central Index Key	0001368040
Amendment Flag	false
Document Creation Date	Aug. 28, 2014
Document Effective Date	Aug. 29, 2014
Prospectus Date	Aug. 29, 2014
Short-Term Bond Fund of America® | Class A
Risk/Return:
Trading Symbol	ASBAX
Short-Term Bond Fund of America® | Class F-1
Risk/Return:
Trading Symbol	ASBFX
Short-Term Bond Fund of America® | Class 529-A
Risk/Return:
Trading Symbol	CAAFX
Short-Term Bond Fund of America® | Class 529-F-1
Risk/Return:
Trading Symbol	CFAMX
Short-Term Bond Fund of America® | Class R-1
Risk/Return:
Trading Symbol	RAMAX
Short-Term Bond Fund of America® | Class R-2
Risk/Return:
Trading Symbol	RAMBX
Short-Term Bond Fund of America® | Class R-3
Risk/Return:
Trading Symbol	RAMCX
Short-Term Bond Fund of America® | Class R-4
Risk/Return:
Trading Symbol	RAMEX
Short-Term Bond Fund of America® | Class R-5
Risk/Return:
Trading Symbol	RAMFX
Short-Term Bond Fund of America® | Class B
Risk/Return:
Trading Symbol	AMSBX
Short-Term Bond Fund of America® | Class C
Risk/Return:
Trading Symbol	ASBCX
Short-Term Bond Fund of America® | Class 529-B
Risk/Return:
Trading Symbol	CBAMX
Short-Term Bond Fund of America® | Class 529-C
Risk/Return:
Trading Symbol	CCAMX
Short-Term Bond Fund of America® | Class 529-E
Risk/Return:
Trading Symbol	CEAMX
Short-Term Bond Fund of America® | Class F-2
Risk/Return:
Trading Symbol	SBFFX
Short-Term Bond Fund of America® | Class R-6
Risk/Return:
Trading Symbol	RMMGX
Short-Term Bond Fund of America® | Class R-2E
Risk/Return:
Trading Symbol	RAAEX